Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Inventories

As of December 31
2021	2020
$ millions	$ millions

Finished products	946	807
Work in progress	299	263
Raw materials	349	207
Spare parts	125	125
Total inventories	1,719	1,402
Of which:
Non-current inventories - mainly raw materials (presented in non-current assets)	149	152
Current inventories	1,570	1,250